Financial Instruments carried at Fair Value (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments carried at Fair Value [Abstract]
Carrying Value of The Financial Instruments held at Fair Value [text block table]	Financial instruments held at fair value1 Dec 31, 2024 Dec 31, 2023 in € m. Quotedprices inactive market(Level 1) Valuationtechniqueobservableparameters(Level 2) Valuationtechniqueunobservableparameters(Level 3) Quotedprices inactive market(Level 1) Valuationtechniqueobservableparameters(Level 2) Valuationtechniqueunobservableparameters(Level 3) Financial assets held at fair value: Trading assets 52,387 78,237 9,148 53,095 62,760 9,420 Trading securities 52,387 69,507 2,964 52,886 59,752 3,194 Other trading assets 0 8,730 6,184 210 3,007 6,226 Positive market values from derivative financial instruments 940 282,927 7,933 2,198 241,481 8,198 Non-trading financial assets mandatory at fair value through profit or loss 1,346 107,173 5,805 2,275 80,744 5,028 Financial assets designated at fair value through profit or loss 0 0 0 0 75 0 Financial assets at fair value through other comprehensive income 21,901 16,806 3,383 18,273 14,324 2,949 Other financial assets at fair value 1,460 (1,135)2 12 1,353 (489)2 5 Total financial assets held at fair value 78,034 484,008 26,281 77,193 398,894 25,599 Financial liabilities held at fair value: Trading liabilities 30,765 12,614 119 36,361 7,617 27 Trading securities 30,765 11,073 26 36,361 6,727 26 Other trading liabilities 0 1,542 93 0 890 0 Negative market values from derivative financial instruments 2,238 265,464 8,707 2,333 228,280 7,666 Financial liabilities designated at fair value through profit or loss 0 87,479 4,569 169 80,309 3,248 Investment contract liabilities 0 454 0 0 484 0 Other financial liabilities at fair value 539 3,1012 (13)3 486 1,1942 (85)3 Total financial liabilities held at fair value 33,543 369,113 13,382 39,349 317,884 10,856 1 Amounts in this table are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments, as described in Note 1 “Material Accounting Policies and Critical Accounting Estimates” 2 Predominantly relates to derivatives qualifying for hedge accounting 3 Relates to derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated. The separated embedded derivatives may have a positive or a negative fair value but have been presented in this table to be consistent with the classification of the host contract. The separated embedded derivatives are held at fair value on a recurring basis and have been split between the fair value hierarchy classifications
Reconciliation of Financial Instruments Categorized in Level 3 [text block table]	Reconciliation of financial instruments classified in Level 3 Dec 31, 2024 in € m. Balance,beginningof year Changesin thegroup ofconsoli-datedcompanies Totalgains/losses1 Purchases Sales Issu-ances2 Settle-ments3 TransfersintoLevel 34 Transfersout ofLevel 34 Balance,end ofyear Financial assets held atfair value: Trading securities 2,995 0 230 1,985 (1,558) 0 (482) 371 (577) 2,964 Positive market valuesfrom derivative financialinstruments 8,198 0 454 0 0 0 (583) 2,257 (2,394) 7,933 Other trading assets 6,226 0 77 814 (1,378) 2,513 (2,016) 706 (756) 6,184 Non-trading financial assets mandatory at fair value through profit or loss 5,226 (1) 88 1,736 (80) 736 (1,098) 365 (1,170) 5,805 Financial assets designated at fair value through profit or loss 0 0 0 0 0 0 0 0 0 0 Financial assets at fair value through other comprehensive income 2,949 0 1265 776 (378) 978 (1,322) 716 (462) 3,383 Other financial assets atfair value 5 0 3 0 0 0 0 5 (1) 12 Total financial assets heldat fair value 25,599 (1) 9776,7 5,311 (3,393) 4,227 (5,501) 4,421 (5,359) 26,281 Financial liabilities heldat fair value: Trading securities 26 0 (0) 0 0 0 0 0 0 26 Negative market valuesfrom derivative financialinstruments 7,666 0 1,186 0 0 0 (175) 2,156 (2,126) 8,707 Other trading liabilities 0 0 0 0 0 0 93 0 0 93 Financial liabilitiesdesignated at fair valuethrough profit or loss 3,248 0 129 0 0 2,958 (474) 377 (1,669) 4,569 Other financial liabilitiesat fair value (85) 0 102 0 0 0 18 1 (49) (13) Total financial liabilitiesheld at fair value 10,856 0 1,4176,7 0 0 2,958 (537) 2,533 (3,844) 13,382 1 Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The balance also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in the consolidated statement of income and unrealized net gains (losses) on financial assets at fair value through other comprehensive income and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in level 1 or level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters 2 Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower 3 Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements 4 Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the year they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly, for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the year since the table is presented as if they have been transferred out at the beginning of the year 5 Total gains and losses on financial assets at fair value through other comprehensive income include a gain of € 29 million recognized in other comprehensive income, net of tax 6 This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of € 362 million and for total financial liabilities held at fair value this is a loss of € 19 million 7 For assets positive balances represent gains, negative balances represent losses. For liabilities positive balances represent losses, negative balances represent gains Dec 31, 2023 in € m. Balance,beginningof year Changesin thegroup ofconsoli-datedcompanies Totalgains/losses1 Purchases Sales Issu-ances2 Settle-ments3 TransfersintoLevel 34 Transfersout ofLevel 34 Balance,end ofyear Financial assets held atfair value: Trading securities 3,053 0 22 1,651 (974) 43 (615) 545 (532) 3,194 Positive market valuesfrom derivative financialinstruments 9,564 0 104 0 0 0 (538) 2,073 (3,006) 8,198 Other trading assets 5,494 0 42 604 (997) 2,253 (1,424) 636 (383) 6,226 Non-trading financial assets mandatory at fair value through profit or loss 5,790 15 (51) 682 (254) 504 (1,190) 211 (681) 5,028 Financial assets designated at fair value through profit or loss 94 0 0 0 0 0 (94) 0 0 0 Financial assets at fair value through other comprehensive income 2,676 0 (65)5 238 (214) 1,918 (1,280) 184 (509) 2,949 Other financial assets atfair value 5 0 0 0 0 0 0 0 1 5 Total financial assets heldat fair value 26,675 15 536,7 3,176 (2,438) 4,719 (5,140) 3,650 (5,110) 25,599 Financial liabilities held atfair value: Trading securities 30 0 (4) 0 0 0 0 0 (0) 26 Negative market valuesfrom derivative financialinstruments 8,500 0 101 0 0 0 (435) 1,848 (2,348) 7,666 Other trading liabilities 3 0 3 0 0 0 (6) 0 0 0 Financial liabilitiesdesignated at fair valuethrough profit or loss 2,792 0 43 0 0 2,272 (853) 27 (1,032) 3,248 Other financial liabilitiesat fair value (511) 0 325 0 0 0 54 3 44 (85) Total financial liabilitiesheld at fair value 10,815 0 4686,7 0 0 2,272 (1,240) 1,878 (3,336) 10,856 1 Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The balance also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in the consolidated statement of income and unrealized net gains (losses) on financial assets at fair value through other comprehensive income and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in level 1 or level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters 2 Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower 3 Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements 4 Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the year they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly, for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the year since the table is presented as if they have been transferred out at the beginning of the year 5 Total gains and losses on financial assets at fair value through other comprehensive income include a loss of € 17 million recognized in other comprehensive income, net of tax and a loss of € 3 million recognized in the income statement presented in net gains (losses) 6 This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a loss of € 273 million and for total financial liabilities held at fair value this is a gain of € 44 million 7 For assets positive balances represent gains, negative balances represent losses. For liabilities positive balances represent losses, negative balances represent gains
Sensitivity Analysis by Type of Instrument [text block table]	Breakdown of the sensitivity analysis by type of instrument1 Dec 31, 2024 Dec 31, 2023 in € m. Positive fair valuemovement fromusing reasonablepossible alternatives Negative fair valuemovement fromusing reasonablepossible alternatives Positive fair valuemovement fromusing reasonablepossible alternatives Negative fair valuemovement fromusing reasonablepossible alternatives Securities: Debt securities 308 276 196 221 Commercial mortgage-backed securities 17 17 16 27 Mortgage and other asset-backed securities 11 11 12 19 Corporate, sovereign and other debt securities 280 248 167 176 Equity securities 78 77 94 93 Derivatives: Credit 207 105 200 101 Equity 36 33 44 38 Interest related 798 337 633 368 Foreign Exchange 56 24 47 17 Other 110 105 91 86 Loans: Loans 458 387 486 355 Other 0 0 0 0 Total 2,052 1,343 1,790 1,278 1 Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table
Quantitative Information about Fair Value (Level 3) [text block table]	Financial instruments classified in Level 3 and quantitative information about unobservable inputs Dec 31, 2024 Fair value in € m.(unless stated otherwise) Assets Liabilities Valuation technique(s)¹ Significant unobservableinput(s) (Level 3) Range Financial instruments held at fair value –Non-Derivative financial instruments held at fair value: Mortgage and other asset backedsecurities held for trading: Commercial mortgage-backedsecurities 31 0 Price based Price 0% 102 % Discounted cash flow Credit spread (bps) 167 1,486 Mortgage- and other asset-backedsecurities 93 0 Price based Price 0% 107 % Discounted cash flow Credit spread (bps) 106 1,027 Recovery rate 60% 85 % Constant default rate 0% 4 % Constant prepayment rate 4% 18 % Total mortgage- and other asset-backedsecurities 124 0 Debt securities and otherdebt obligations 4,379 4,537 Price based Price 0% 300 % Held for trading 2,726 26 Discounted cash flow Credit spread (bps) 9 651 Corporate, sovereign andother debt securities 2,726 Non-trading financial assets mandatory at fair value through profit or loss 1,499 Designated at fair value through profit or loss 0 4,512 Financial assets at fair value through other comprehensive income 154 Equity securities 809 0 Market approach Price per net asset value 0% 100 % Held for trading 114 0 Enterprise value/EBITDA(multiple) 5 14 Enterprise value/Revenue(multiple) 1 15 Non-trading financial assets mandatory at fair value through profit or loss 695 Discounted cash flow Weighted average cost capital 9% 20 % Designated at fair value through profit or loss 0 Price based Price 0% 100 % Loans 10,817 93 Price based Price 0% 123 % Held for trading 5,931 93 Discounted cash flow Credit spread (bps) 100 1,621 Non-trading financial assets mandatory at fair value through profit or loss 1,779 Designated at fair value through profit or loss 0 0 Recovery rate 40% 84 % Financial assets at fair value through other comprehensive income 3,107 Loan commitments 0 6 Discounted cash flow Credit spread (bps) 226 954 Recovery rate 40% 84 % Loan pricing model Utilization 0% 100 % Other financial instruments 2,2082 513 Discounted cash flow IRR 7% 13 % Repo rate (bps) 30 285 Total non-derivative financialinstruments held at fair value 18,336 4,688 1 Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position 2 Other financial assets include € 253 million of other trading assets, € 1.8 billion of other non-trading financial assets mandatory at fair value, and € 123 million other financial assets at fair value through other comprehensive income 3 Other financial liabilities include € 51 million of securities sold under repurchase agreements designated at fair value Dec 31, 2024 Fair value in € m.(unless stated otherwise) Assets Liabilities Valuation technique(s) Significant unobservableinput(s) (Level 3) Range Financial instruments held at fair value: Market values from derivativefinancial instruments: Interest rate derivatives 5,218 5,207 Discounted cash flow Swap rate (bps) (4,176) 3,975 Inflation swap rate 0% 5 % Constant default rate 0% 12 % Constant prepayment rate 4% 16 % Option pricing model Inflation volatility 0% 6 % Interest rate volatility 0% 3 % IR - IR correlation (10) % 99 % Hybrid correlation (70) % 55 % Credit derivatives 510 562 Discounted cash flow Credit spread (bps) 15 1,148 Recovery rate 0% 40 % Correlation pricingmodel Credit correlation 0% 0 % Equity derivatives 642 1,201 Option pricing model Stock volatility 2% 86 % Index volatility 9% 27 % Index - index correlation 0% 0 % Stock - stock correlation 0% 0 % Stock Forwards 0% 1 % Index Forwards 0% 1 % FX derivatives 995 1,470 Option pricing model Volatility (9) % 33 % Quoted Vol 0% 0 % Discounted cash flow Swap rate (bps) (3) 100 Other derivatives 580 2541 Discounted cash flow Credit spread (bps) 286 626 Option pricing model Index volatility 0% 160 % Price 17% 75 % Commodity correlation 0% 87 % Total market values from derivativefinancial instruments 7,945 8,694 1 Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated Dec 31, 2023 Fair value in € m.(unless stated otherwise) Assets Liabilities Valuation technique(s)¹ Significant unobservableinput(s) (Level 3) Range Financial instruments held at fair value –Non-Derivative financial instrumentsheld at fair value: Mortgage and other asset backedsecurities held for trading: Commercial mortgage-backedsecurities 86 0 Price based Price 0% 102 % Discounted cash flow Credit spread (bps) 220 1,830 Mortgage- and other asset-backedsecurities 94 0 Price based Price 0% 104 % Discounted cash flow Credit spread (bps) 110 1,828 Recovery rate 50% 85 % Constant default rate 0% 2 % Constant prepayment rate 2% 29 % Total mortgage- and other asset-backedsecurities 180 0 Debt securities and other debtobligations 4,385 3,116 Price based Price 0% 300 % Held for trading 2,887 26 Discounted cash flow Credit spread (bps) 84 651 Corporate, sovereign and otherdebt securities 2,887 Non-trading financial assets mandatory at fair value through profit or loss 1,254 Designated at fair value through profit or loss 0 3,089 Financial assets at fair value through other comprehensive income 244 Equity securities 778 0 Market approach Price per net asset value 0% 100 % Held for trading 127 0 Enterprise value/EBITDA(multiple) 5 15 Non-trading financial assets mandatory at fair value through profit or loss 652 Discounted cash flow Weighted average cost capital 18% 20 % Designated at fair value through profit or loss 0 Price based Price 0% 100 % Loans 9,405 0 Price based Price 0% 124 % Held for trading 6,121 0 Discounted cash flow Credit spread (bps) 12 1,207 Non-trading financial assets mandatory at fair value through profit or loss 696 Designated at fair value through profit or loss 0 0 Recovery rate 40% 75 % Financial assets at fair value through other comprehensive income 2,588 Loan commitments 0 5 Discounted cash flow Credit spread (bps) 169 1,070 Recovery rate 40% 76 % Loan pricing model Utilization 0% 100 % Other financial instruments 2,6472 1543 Discounted cash flow IRR 7% 13 % Repo rate (bps) 120 595 Total non-derivative financialinstruments held at fair value 17,396 3,275 1 Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position 2 Other financial assets include € 104 million of other trading assets, € 2.4 billion of other non-trading financial assets mandatory at fair value, and € 117 million other financial assets at fair value through other comprehensive income 3 Other financial liabilities include € 154 million of securities sold under repurchase agreements designated at fair value Dec 31, 2023 Fair value in € m.(unless stated otherwise) Assets Liabilities Valuation technique(s) Significant unobservableinput(s) (Level 3) Range Financial instruments held at fair value: Market values from derivativefinancial instruments: Interest rate derivatives 4,997 4,070 Discounted cash flow Swap rate (bps) (3,932) 4,150 Inflation swap rate 1% 15 % Constant default rate 0% 18 % Constant prepayment rate 0% 26 % Option pricing model Inflation volatility 0% 7 % Interest rate volatility 0% 43 % IR - IR correlation (10) % 96 % Hybrid correlation (90) % 65 % Credit derivatives 501 503 Discounted cash flow Credit spread (bps) 2 7,535 Recovery rate 8% 40 % Correlation pricingmodel Credit correlation 26% 59 % Equity derivatives 339 1,027 Option pricing model Stock volatility 0% 84 % Index volatility 7% 23 % Index - index correlation 0% 0 % Stock - stock correlation 0% 0 % Stock Forwards 0% 3 % Index Forwards 0% 6 % FX derivatives 1,765 1,850 Option pricing model Volatility (6) % 39 % Quoted Vol 0% 0 % Discounted cash flow Swap rate (bps) (7) 50 Other derivatives 601 1301 Discounted cash flow Credit spread (bps) 234 610 Option pricing model Index volatility 0% 129 % Price 73% 77 % Commodity correlation 0% 85 % Total market values from derivativefinancial instruments 8,203 7,581 1 Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated
Unrealized Gains or Losses on Level 3 Instruments held or in Issue at the Reporting Date [text block table]	in € m. Dec 31, 2024 Dec 31, 2023 Financial assets held at fair value: Trading securities 113 29 Positive market values from derivative financial instruments 1,535 1,347 Other trading assets (54) 59 Non-trading financial assets mandatory at fair value through profit or loss 57 (47) Financial assets designated at fair value through profit or loss 0 0 Financial assets at fair value through other comprehensive income (4) (2) Other financial assets at fair value (3) (0) Total financial assets held at fair value 1,645 1,385 Financial liabilities held at fair value: Trading securities 0 4 Negative market values from derivative financial instruments (1,930) (1,287) Other trading liabilities 0 0 Financial liabilities designated at fair value through profit or loss (104) (53) Other financial liabilities at fair value (102) (268) Total financial liabilities held at fair value (2,135) (1,604) Total (490) (219)
Recognitions of Trade Date Profit [text block table]	in € m. 2024 2023 Balance, beginning of year 577 550 New trades during the period 343 295 Amortization (141) (144) Matured trades (53) (69) Subsequent move to observability1 (36)2 (53) Exchange rate changes 1 (1) Balance, end of year 691 577 1 This includes situations where an input remains unobservable but has become insignificant in relation to the deferred trade date profit in periods subsequent to the trade date 2 During the second quarter of 2024, the Group refined its methodology for the significance test of unobservable inputs subsequent to the trade date. This resulted in release of € 15 million in the second quarter of 2024